Investment Portfolio - March 31, 2020

(unaudited)

REAL ESTATE SERIES	SHARES	VALUE

COMMON STOCKS - 99.5%

Consumer Discretionary - 2.0%
Hotels, Restaurants & Leisure - 2.0%
Hilton Worldwide Holdings, Inc.	40,830	$2,786,239
Wyndham Hotels & Resorts, Inc.	56,985	1,795,597

Total Consumer Discretionary		4,581,836

Real Estate - 97.5%
REITS - Diversified - 2.7%
Essential Properties Realty Trust, Inc.	160,893	2,101,263
STORE Capital Corp.	129,855	2,352,973
VEREIT, Inc.	302,250	1,478,002

		5,932,238

REITS - Health Care - 8.7%
Community Healthcare Trust, Inc.	95,360	3,650,381
Healthcare Realty Trust, Inc.	90,285	2,521,660
Healthcare Trust of America, Inc. - Class A	59,250	1,438,590
Healthpeak Properties, Inc.	224,730	5,359,811
Physicians Realty Trust	178,390	2,486,757
Welltower, Inc.	86,702	3,969,218

		19,426,417

REITS - Hotel & Resort - 1.3%
Host Hotels & Resorts, Inc.	162,395	1,792,841
Sunstone Hotel Investors, Inc.	135,130	1,176,982

		2,969,823

REITS - Industrial - 14.3%
Americold Realty Trust	176,310	6,001,592
First Industrial Realty Trust, Inc.	59,685	1,983,333
Innovative Industrial Properties, Inc.	37,124	2,818,825
Prologis, Inc.	220,779	17,744,008
Rexford Industrial Realty, Inc.	19,720	808,717
STAG Industrial, Inc.	76,420	1,720,978
Terreno Realty Corp.	15,170	785,048

		31,862,501

REITS - Office - 13.0%
Alexandria Real Estate Equities, Inc.	20,970	2,874,148
Boston Properties, Inc.	53,804	4,962,343
Brandywine Realty Trust	273,415	2,876,326
Cousins Properties, Inc.	185,267	5,422,765
Douglas Emmett, Inc.	122,770	3,745,713
Hibernia REIT plc (Ireland)	1,606,740	1,853,570
Kilroy Realty Corp.	112,929	7,193,577

		28,928,442

Investment Portfolio - March 31, 2020

(unaudited)

REAL ESTATE SERIES	SHARES	VALUE

COMMON STOCKS (continued)

Real Estate (continued)
REITS - Residential - 28.4%
American Campus Communities, Inc.	118,655	$3,292,676
American Homes 4 Rent - Class A	243,365	5,646,068
Apartment Investment & Management Co. - Class A	129,116	4,538,427
AvalonBay Communities, Inc.	46,345	6,820,594
BSR Real Estate Investment Trust (Canada)	117,467	1,027,836
Camden Property Trust	79,460	6,296,410
Equity LifeStyle Properties, Inc.	101,295	5,822,437
Equity Residential	81,775	5,046,335
Essex Property Trust, Inc.	14,077	3,100,318
Invitation Homes, Inc.	356,680	7,622,252
Mid-America Apartment Communities, Inc.	31,255	3,220,203
Sun Communities, Inc.	67,410	8,416,139
UDR, Inc.	67,191	2,455,159

		63,304,854

REITS - Retail - 5.8%
Acadia Realty Trust	118,415	1,467,162
Agree Realty Corp.	32,365	2,003,394
Getty Realty Corp.	68,110	1,616,931
National Retail Properties, Inc.	54,160	1,743,410
Realty Income Corp.	36,165	1,803,187
Simon Property Group, Inc.	54,460	2,987,676
Urban Edge Properties	156,650	1,380,086

		13,001,846

REITS - Specialized - 23.3%
Crown Castle International Corp.	35,340	5,103,096
Digital Realty Trust, Inc.	77,244	10,729,964
Equinix, Inc.	38,056	23,768,636
Extra Space Storage, Inc.	16,775	1,606,374
Jernigan Capital, Inc.	161,080	1,765,437
Life Storage, Inc.	15,050	1,422,978
Public Storage	38,205	7,587,895

		51,984,380

Total Real Estate		217,410,501

TOTAL COMMON STOCKS (Identified Cost $238,047,427)		221,992,337

Investment Portfolio - March 31, 2020

(unaudited)

REAL ESTATE SERIES	SHARES	VALUE

SHORT-TERM INVESTMENT - 0.7%

Dreyfus Government Cash Management, Institutional Shares, 0.29%[1],
(Identified Cost $1,498,196)	1,498,196	$1,498,196

TOTAL INVESTMENTS - 100.2%
(Identified Cost $239,545,623)		223,490,533
LIABILITIES, LESS OTHER ASSETS - (0.2%)		(453,943)

NET ASSETS - 100%		$223,036,590

REITS - Real Estate Investment Trusts

1Rate shown is the current yield as of March 31, 2020.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of March 31, 2020 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2#	LEVEL 3
Assets:
Equity securities:
Consumer Discretionary	$4,581,836	$4,581,836	$—	$—
Real Estate*	217,410,501	215,556,931	1,853,570	—
Short-Term Investment	1,498,196	1,498,196	—	—

Total assets	$223,490,533	$221,636,963	$1,853,570	$—

*Please refer to the Investment Portfolio for the industry classifications of these portfolio holdings.

#Includes certain foreign equity securities for which a factor from a third party vendor was applied to determine the securities’ fair value following the close of local trading.

There were no Level 3 securities held by the Series as of December 31, 2019 or March 31, 2020.

Investment Portfolio - March 31, 2020

(unaudited)

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

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